Acquisition Activity (Total Purchase Price Paid) (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	May 16, 2019	Mar. 31, 2020	May 31, 2019	Dec. 31, 2019
Purchase of outstanding InfraREIT shares and units				$ 1,324
InfraREIT [Member]
Purchase of outstanding InfraREIT shares and units		$ 1,275	$ 1,275
Certain transaction costs of InfraREIT paid by Oncor through June 30, 2019		53
Total purchase price paid through June 30, 2019		1,328
Adjustments made in the period from June 30, 2019 through March 31, 2020		(4)
Total purchase price paid	$ 1,324	1,324	$ 1,324
Management termination fee		$ 40